Financing Activities	12 Months Ended
Dec. 31, 2019
Financing Activities	FINANCING ACTIVITIES

The disclosures in this note apply to all Registrants, unless indicated otherwise.

Common Stock (Applies to AEP)

The following table is a reconciliation of common stock share activity:

Shares of AEP Common Stock	Issued	Held in Treasury
Balance, December 31, 2016	512,048,520	20,336,592
Issued	162,124	—
Treasury Stock Reissued	—	(131,546)	(a)
Balance, December 31, 2017	512,210,644	20,205,046
Issued	1,239,392	—
Treasury Stock Reissued	—	(886)	(a)
Balance, December 31, 2018	513,450,036	20,204,160
Issued	923,595	—
Balance, December 31, 2019	514,373,631	20,204,160

(a)	Reissued Treasury Stock used to fulfill share commitments related to AEP’s Share-based Compensation. See “Shared-based Compensation Plans” section of Note 15 for additional information.

Long-term Debt

The following table details long-term debt outstanding:

		Weighted-Average	Interest Rate Ranges as of		Outstanding as of
		Interest Rate as of	December 31,		December 31,
Company	Maturity	December 31, 2019	2019	2018	2019	2018
AEP					(in millions)
Senior Unsecured Notes	2019-2050	4.29%	2.15%-8.13%	2.15%-8.13%	$21,180.7	$18,903.3
Pollution Control Bonds (a)	2019-2038 (b)	2.75%	1.35%-5.38%	1.60%-6.30%	1,998.8	1,643.8
Notes Payable – Nonaffiliated (c)	2019-2032	3.27%	2.42%-6.37%	3.20%-6.37%	234.3	204.7
Securitization Bonds	2019-2029 (d)	3.23%	1.98%-5.31%	1.98%-5.31%	1,025.1	1,111.4
Spent Nuclear Fuel Obligation (e)					279.8	273.6
Junior Subordinated Notes (f)	2022	3.40%	3.40%		787.8	—
Other Long-term Debt	2019-2059	3.03%	1.15%-13.718%	1.15%-13.718%	1,219.0	1,209.9
Total Long-term Debt Outstanding					$26,725.5	$23,346.7

AEP Texas
Senior Unsecured Notes	2019-2050	4.01%	2.40%-6.76%	2.40%-6.76%	$3,090.9	$2,398.4
Pollution Control Bonds	2020-2030	3.63%	1.75%-4.55%	1.75%-6.30%	490.3	490.9
Securitization Bonds	2020-2029 (d)	3.25%	1.98%-5.31%	1.98%-5.31%	776.8	791.2
Other Long-term Debt	2019-2059	3.06%	3.05%-4.50%	3.94%-4.50%	200.4	200.8
Total Long-term Debt Outstanding					$4,558.4	$3,881.3

AEPTCo
Senior Unsecured Notes	2019-2049	3.86%	3.10%-5.52%	2.68%-5.52%	$3,427.3	$2,823.0
Total Long-term Debt Outstanding					$3,427.3	$2,823.0

APCo
Senior Unsecured Notes	2021-2049	5.12%	3.30%-7.00%	3.30%-7.00%	$3,442.7	$3,047.3
Pollution Control Bonds (a)	2019-2038 (b)	2.64%	1.67%-5.38%	1.70%-5.38%	546.1	616.0
Securitization Bonds	2023-2028 (d)	3.17%	2.008%-3.772%	2.008%-3.772%	248.3	272.3
Other Long-term Debt	2019-2026	3.14%	2.97%-13.718%	3.74%-13.718%	126.7	127.0
Total Long-term Debt Outstanding					$4,363.8	$4,062.6

I&M
Senior Unsecured Notes	2023-2048	4.38%	3.20%-6.05%	3.20%-6.05%	$2,150.7	$2,149.0
Pollution Control Bonds (a)	2019-2025 (b)	2.55%	1.79%-3.05%	1.81%-3.05%	240.0	264.5
Notes Payable – Nonaffiliated (c)	2019-2024	2.49%	2.42%-2.80%	3.20%-3.38%	168.7	135.8
Spent Nuclear Fuel Obligation (e)					279.8	273.6
Other Long-term Debt	2021-2025	3.09%	2.93%-6.00%	3.66%-6.00%	211.0	212.5
Total Long-term Debt Outstanding					$3,050.2	$3,035.4

OPCo
Senior Unsecured Notes	2021-2049	5.20%	4.00%-6.60%	4.15%-6.60%	$2,081.0	$1,635.5
Pollution Control Bonds	2038			5.80%	—	32.3
Securitization Bonds	2019 (d)			2.049%	—	47.8
Other Long-term Debt	2028	1.15%	1.15%	1.15%	1.0	1.0
Total Long-term Debt Outstanding					$2,082.0	$1,716.6

PSO
Senior Unsecured Notes	2019-2049	4.55%	3.05%-6.625%	3.05%-6.625%	$1,245.6	$1,144.9
Pollution Control Bonds	2020	4.45%	4.45%	4.45%	12.7	12.6
Other Long-term Debt	2019-2027	3.19%	3.00%-3.20%	3.00%-3.72%	127.9	129.5
Total Long-term Debt Outstanding					$1,386.2	$1,287.0

SWEPCo
Senior Unsecured Notes	2022-2048	4.04%	2.75%-6.20%	2.75%-6.20%	$2,428.9	$2,427.0
Pollution Control Bonds	2019			1.60%	—	53.5
Notes Payable – Nonaffiliated (c)	2024-2032	5.26%	4.58%-6.37%	4.58%-6.37%	65.6	68.9
Other Long-term Debt	2020-2035	3.55%	3.08%-4.68%	3.75%-4.68%	161.1	164.0
Total Long-term Debt Outstanding					$2,655.6	$2,713.4

(a)
For certain series of Pollution Control Bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain Pollution Control Bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)
Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(d)
Dates represent the scheduled final payment dates for the securitization bonds. The legal maturity date is one to two years later. These bonds have been classified for maturity and repayment purposes based on the scheduled final payment date.

(e)	Spent Nuclear Fuel Obligation consists of a liability along with accrued interest for disposal of SNF. See “Spent Nuclear Fuel Disposal” section of Note 6 for additional information.

(f)	See “Equity Units” section below for additional information.
As of December 31, 2019, outstanding long-term debt was payable as follows:

	AEP		AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2020	$1,598.7		$392.1	$—	$215.6	$139.7	$0.1	$13.2	$121.2
2021	2,022.7		88.7	50.0	393.0	291.5	500.1	250.5	6.2
2022	3,014.6	(a)	716.0	104.0	355.4	26.8	0.1	125.5	281.2
2023	739.9		218.5	60.0	26.6	259.2	0.1	0.6	6.2
2024	706.5		96.0	95.0	113.5	4.2	0.1	0.6	31.2
After 2024	18,863.1		3,081.4	3,156.0	3,296.9	2,355.3	1,600.5	1,001.4	2,231.7
Principal Amount	26,945.5		4,592.7	3,465.0	4,401.0	3,076.7	2,101.0	1,391.8	2,677.7
Unamortized Discount, Net and Debt Issuance Costs	(220.0)		(34.3)	(37.7)	(37.2)	(26.5)	(19.0)	(5.6)	(22.1)
Total Long-term Debt Outstanding	$26,725.5		$4,558.4	$3,427.3	$4,363.8	$3,050.2	$2,082.0	$1,386.2	$2,655.6

(a)	Amount includes $805 million of Junior Subordinated Notes. See “Equity Units” section below for additional information.

As of December 31, 2019, trustees held, on behalf of AEP, $35 million of their reacquired Pollution Control Bonds. Of this total, $35 million related to OPCo. In January 2020, those Pollution Control Bonds were redeemed.

Long-term Debt Subsequent Events

In January and February 2020, AEP Texas retired $111 million and $3 million, respectively, of Securitization Bonds.

In January and February 2020, I&M retired $8 million and $5 million, respectively, of Notes Payable related to DCC Fuel.

In January 2020, Transource Energy issued $4 million of variable rate Other Long-term Debt due in 2023.

In February 2020, APCo retired $12 million of Securitization Bonds.

Equity Units (Applies to AEP)

In March 2019, AEP issued 16.1 million Equity Units initially in the form of corporate units, at a stated amount of $50 per unit, for a total stated amount of $805 million. Net proceeds from the issuance were approximately $785 million. The proceeds were used to support AEP’s overall capital expenditure plans including the acquisition of Sempra Renewables LLC.

Each corporate unit represents a 1/20 undivided beneficial ownership interest in $1,000 principal amount of AEP’s 3.40% Junior Subordinated Notes (notes) due in 2024 and a forward equity purchase contract which settles after three years in 2022. The notes are expected to be remarketed in 2022, at which time the interest rate will reset at the then current market rate. Investors may choose to remarket their notes to receive the remarketing proceeds and use those funds to settle the forward equity purchase contract, or accept the remarketed debt and use other funds for the equity purchase. If the remarketing is unsuccessful, investors have the right to put their notes to AEP at a price equal to the principal. The Equity Units carry an annual distribution rate of 6.125%, which is comprised of a quarterly coupon rate of interest of 3.40% and a quarterly forward equity purchase contract payment of 2.725%.

Each forward equity purchase contract obligates the holder to purchase, and AEP to sell, for $50 a number of shares in common stock in accordance with the conversion ratios set forth below (subject to an anti-dilution adjustment):

•	If the AEP common stock market price is equal to or greater than $99.58: 0.5021 shares per contract.

•
If the AEP common stock market price is less than $99.58 but greater than $82.98: a number of shares per contract equal to $50 divided by the applicable market price. The holder receives a variable number of shares at $50.

•	If the AEP common stock market price is less than or equal to $82.98: 0.6026 shares per contract.

A holder’s ownership interest in the notes is pledged to AEP to secure the holder’s obligation under the related forward equity purchase contract. If a holder of the forward equity purchase contract chooses at any time to no longer be a holder of the notes, such holder’s obligation under the forward equity purchase contract must be secured by a U.S. Treasury security which must be equal to the aggregate principal amount of the notes.

At the time of issuance, the $805 million of notes were recorded within Long-term Debt on the balance sheets. The present value of the purchase contract payments of $62 million were recorded in Deferred Credits and Other Noncurrent Liabilities with a current portion in Other Current Liabilities at the time of issuance, representing the obligation to make forward equity contract payments, with an offsetting reduction to Paid-in Capital. The difference between the face value and present value of the purchase contract payments will be accreted to Interest Expense on the statements of income over the three year period ending in 2022. The liability recorded for the contract payments is considered non-cash and excluded from the statements of cash flows. Until settlement of the forward equity purchase contract, earnings per share dilution resulting from the equity unit issuance will be determined under the treasury stock method. The maximum amount of shares AEP will be required to issue to settle the purchase contract is 9,701,860 shares (subject to an anti-dilution adjustment).

Debt Covenants (Applies to AEP and AEPTCo)

Covenants in AEPTCo’s note purchase agreements and indenture limit the amount of contractually-defined priority debt (which includes a further sub-limit of $50 million of secured debt) to 10% of consolidated tangible net assets. AEPTCo’s contractually-defined priority debt was 1.6% of consolidated tangible net assets as of December 31, 2019. The method for calculating the consolidated tangible net assets is contractually-defined in the note purchase agreement.

Dividend Restrictions

Utility Subsidiaries’ Restrictions

Parent depends on its utility subsidiaries to pay dividends to shareholders. AEP utility subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the subsidiaries to transfer funds to Parent in the form of dividends.

All of the dividends declared by AEP’s utility subsidiaries that provide transmission or local distribution services are subject to a Federal Power Act restriction that prohibits the payment of dividends out of capital accounts without regulatory approval; payment of dividends is allowed out of retained earnings only. The Federal Power Act also creates a reserve on retained earnings attributable to hydroelectric generation plants. Because of their ownership of such plants, this reserve applies to AGR, APCo and I&M.

Certain AEP subsidiaries have credit agreements that contain covenants that limit their debt to capitalization ratio to 67.5%. The method for calculating outstanding debt and capitalization is contractually-defined in the credit agreements.

The most restrictive dividend limitation for certain AEP subsidiaries is through the Federal Power Act restriction, while for other AEP subsidiaries the most restrictive dividend limitation is through the credit agreements. As of December 31, 2019, the maximum amount of restricted net assets of AEP’s subsidiaries that may not be distributed to the Parent in the form of a loan, advance or dividend was $13.2 billion.

The Federal Power Act restriction limits the ability of the AEP subsidiaries owning hydroelectric generation to pay dividends out of retained earnings. Additionally, the credit agreement covenant restrictions can limit the ability of the AEP subsidiaries to pay dividends out of retained earnings. As of December 31, 2019, the amount of any such restrictions were as follows:

	AEP		AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Restricted Retained Earnings	$1,741.4	(a)	$385.0	$—	$26.3	$524.5	$—	$153.0	$534.5

(a)	Includes the restrictions of consolidated and non-consolidated subsidiaries.

Parent Restrictions (Applies to AEP)

The holders of AEP’s common stock are entitled to receive the dividends declared by the Board of Directors provided funds are legally available for such dividends.  Parent’s income primarily derives from common stock equity in the earnings of its utility subsidiaries.

Pursuant to the leverage restrictions in credit agreements, AEP must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%.  The method for calculating outstanding debt and capitalization is contractually-defined in the credit agreements.  As of December 31, 2019, AEP had $7.2 billion of available retained earnings to pay dividends to common shareholders. AEP paid $1.3 billion, $1.3 billion and $1.2 billion of dividends to common shareholders for the years ended December 31, 2019, 2018 and 2017, respectively.

Lines of Credit and Short-term Debt (Applies to AEP and SWEPCo)

AEP uses its commercial paper program to meet the short-term borrowing needs of its subsidiaries.  The program funds a Utility Money Pool, which funds AEP’s utility subsidiaries; a Nonutility Money Pool, which funds certain AEP nonutility subsidiaries; and the short-term debt requirements of subsidiaries that are not participating in either money pool for regulatory or operational reasons, as direct borrowers.  As of December 31, 2019, AEP had a $4 billion revolving credit facility to support its commercial paper program.  The commercial paper program for the year ended 2019, had a weighted-average interest rate of 2.51% and a maximum amount outstanding of $2.2 billion.  AEP’s outstanding short-term debt was as follows:

		December 31,
		2019		2018
Company	Type of Debt	Outstanding Amount	Interest Rate (a)	Outstanding Amount	Interest Rate (a)
		(in millions)		(in millions)
AEP	Securitized Debt for Receivables (b)	$710.0	2.42%	$750.0	2.16%
AEP	Commercial Paper	2,110.0	2.10%	1,160.0	2.96%
SWEPCo	Notes Payable	18.3	3.29%	—	—%
	Total Short-term Debt	$2,838.3		$1,910.0

(a)	Weighted-average rate.
(b)
Amount of securitized debt for receivables as accounted for under the “Transfers and Servicing” accounting guidance.
Corporate Borrowing Program – AEP System (Applies to Registrant Subsidiaries)

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of AEP’s subsidiaries.  The corporate borrowing program includes a Utility Money Pool, which funds AEP’s utility subsidiaries; a Nonutility Money Pool, which funds certain AEP nonutility subsidiaries; and direct borrowing from AEP.  The AEP System Utility Money Pool operates in accordance with the terms and conditions of its agreement filed with the FERC.  The amounts of outstanding loans to (borrowings from) the Utility Money Pool as of December 31, 2019 and 2018 are included in Advances to Affiliates and Advances from Affiliates, respectively, on the Registrant Subsidiaries’ balance sheets.  The Utility Money Pool participants’ money pool activity and corresponding authorized borrowing limits are described in the following tables:

Year Ended December 31, 2019:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2019	Limit
	(in millions)
AEP Texas	$390.7	$213.1	$239.3	$194.4	$199.7	$500.0
AEPTCo	374.9	244.4	152.0	52.8	(119.0)	795.0	(a)
APCo	270.0	232.2	115.9	51.9	(214.6)	500.0
I&M	158.8	66.0	71.5	16.2	(101.2)	500.0
OPCo	291.2	178.6	129.2	50.1	(131.0)	500.0
PSO	140.5	215.6	63.9	98.3	38.8	300.0
SWEPCo	105.1	81.4	53.3	13.6	(59.9)	350.0

Year Ended December 31, 2018:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2018	Limit
	(in millions)
AEP Texas	$390.6	$106.9	$176.0	$47.1	$(216.0)	$500.0
AEPTCo	371.3	276.4	177.9	58.4	35.8	795.0	(a)
APCo	295.5	23.7	175.3	23.3	(182.6)	600.0
I&M	322.1	657.8	255.5	110.7	11.6	500.0
OPCo	270.8	225.0	167.8	189.4	(114.1)	500.0
PSO	193.7	31.8	104.5	12.9	(105.5)	300.0
SWEPCo	200.1	533.7	143.2	268.1	81.4	350.0

(a)	Amount represents the combined authorized short-term borrowing limit the State Transcos have from FERC or state regulatory commissions.

The activity in the above tables does not include short-term lending activity of certain AEP nonutility subsidiaries. AEP Texas’ wholly-owned subsidiary, AEP Texas North Generation Company, LLC and SWEPCo’s wholly-owned subsidiary, Mutual Energy SWEPCo, LLC participate in the Nonutility Money Pool. The amounts of outstanding loans to the Nonutility Money Pool as of December 31, 2019 and 2018 are included in Advances to Affiliates on each subsidiaries’ balance sheets. The Nonutility Money Pool participants’ money pool activity is described in the following tables:

Year Ended December 31, 2019:

	Maximum Loans	Average Loans	Loans to the Nonutility
	to the Nonutility	to the Nonutility	Money Pool as of
Company	Money Pool	Money Pool	December 31, 2019
	(in millions)
AEP Texas	$8.0	$7.7	$7.5
SWEPCo	2.1	2.0	2.1

Year Ended December 31, 2018:

	Maximum Loans	Average Loans	Loans to the Nonutility
	to the Nonutility	to the Nonutility	Money Pool as of
Company	Money Pool	Money Pool	December 31, 2018
	(in millions)
AEP Texas	$8.4	$8.1	$8.0
SWEPCo	2.0	2.0	2.0

AEP has a direct financing relationship with AEPTCo to meet its short-term borrowing needs. The amounts of outstanding loans to and borrowings from AEP as of December 31, 2019 and 2018 are included in Advances to Affiliates and Advances from Affiliates, respectively, on AEPTCo’s balance sheets. AEPTCo’s direct financing activities with AEP and corresponding authorized borrowing limits are described in the following tables:

Year Ended December 31, 2019:

Maximum	Maximum	Average	Average	Borrowings from	Loans to	Authorized
Borrowings	Loans	Borrowings	Loans	AEP as of	AEP as of	Short-term
from AEP	to AEP	from AEP	to AEP	December 31, 2019	December 31, 2019	Borrowing Limit
(in millions)
$1.3	$153.5	$1.3	$68.0	$1.3	$68.7	$75.0	(a)

Year Ended December 31, 2018:

Maximum	Maximum	Average	Average	Borrowings from	Loans to	Authorized
Borrowings	Loans	Borrowings	Loans	AEP as of	AEP as of	Short-term
from AEP	to AEP	from AEP	to AEP	December 31, 2018	December 31, 2018	Borrowing Limit
(in millions)
$1.2	$104.7	$1.1	$49.8	$1.2	$16.9	$75.0	(a)

(a)	Amount represents the combined authorized short-term borrowing limit the State Transcos have from FERC or state regulatory commissions.

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool are summarized in the following table:

	Years Ended December 31,
	2019	2018	2017
Maximum Interest Rate	3.43%	2.97%	1.85%
Minimum Interest Rate	1.77%	1.81%	0.92%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool are summarized in the following table:

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for the Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for the Years Ended December 31,
Company	2019	2018	2017	2019	2018	2017
AEP Texas	2.63%	2.26%	1.29%	2.03%	2.29%	1.26%
AEPTCo	2.64%	2.27%	1.36%	2.41%	2.10%	1.27%
APCo	2.45%	2.26%	1.28%	2.66%	2.21%	1.29%
I&M	2.34%	2.16%	1.27%	2.60%	2.08%	1.29%
OPCo	2.67%	2.18%	1.37%	2.68%	2.47%	0.98%
PSO	2.85%	2.27%	1.32%	2.27%	1.98%	—%
SWEPCo	2.72%	2.31%	1.28%	2.22%	2.00%	0.98%

Maximum, minimum and average interest rates for funds either borrowed from or loaned to the Nonutility Money Pool are summarized in the following table:

		Maximum Interest Rate	Minimum Interest Rate	Average Interest Rate
Year Ended		for Funds Loaned to	for Funds Loaned to	for Funds Loaned to
December 31,	Company	the Nonutility Money Pool	the Nonutility Money Pool	the Nonutility Money Pool
2019	AEP Texas	3.02%	1.91%	2.56%
2019	SWEPCo	3.02%	1.91%	2.55%

2018	AEP Texas	2.97%	1.83%	2.36%
2018	SWEPCo	2.97%	1.83%	2.36%

2017	AEP Texas	1.85%	—%	1.32%
2017	SWEPCo	1.85%	—%	1.32%

AEPTCo’s maximum, minimum and average interest rates for funds either borrowed from or loaned to AEP are summarized in the following table:

	Maximum	Minimum	Maximum	Minimum	Average	Average
	Interest Rate	Interest Rate	Interest Rate	Interest Rate	Interest Rate	Interest Rate
	for Funds	for Funds	for Funds	for Funds	for Funds	for Funds
Year Ended	Borrowed from	Borrowed from	Loaned to	Loaned to	Borrowed from	Loaned to
December 31,	AEP	AEP	AEP	AEP	AEP	AEP
2019	3.02%	1.91%	3.02%	1.91%	2.55%	2.51%
2018	2.97%	1.76%	2.97%	1.76%	2.36%	2.36%
2017	1.85%	0.92%	1.85%	0.92%	1.33%	1.36%

Interest expense and interest income related to the Utility Money Pool, Nonutility Money Pool and direct borrowing financing relationship are included in Interest Expense and Interest Income, respectively, on each of the Registrant Subsidiaries’ statements of income.  The interest expense and interest income related to the corporate borrowing programs were immaterial for the years ended December 31, 2019, 2018 and 2017.

Credit Facilities

See “Letters of Credit” section of Note 6 for additional information.

Securitized Accounts Receivables – AEP Credit (Applies to AEP)

AEP Credit has a receivables securitization agreement that provides a commitment of $750 million from bank conduits to purchase receivables and expires in July 2021. Under the securitization agreement, AEP Credit receives financing from the bank conduits for the interest in the receivables AEP Credit acquires from affiliated utility subsidiaries.  These securitized transactions allow AEP Credit to repay its outstanding debt obligations, continue to purchase the operating companies’ receivables and accelerate AEP Credit’s cash collections.

Accounts receivable information for AEP Credit was as follows:

	Years Ended December 31,
	2019	2018	2017
	(dollars in millions)
Effective Interest Rates on Securitization of Accounts Receivable	2.42%	2.16%	1.22%
Net Uncollectible Accounts Receivable Written Off	$26.6	$27.6	$23.4

	December 31,
	2019	2018
	(in millions)
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts	$841.8	$972.5
Short-term – Securitized Debt of Receivables	710.0	750.0
Delinquent Securitized Accounts Receivable	39.6	50.3
Bad Debt Reserves Related to Securitization	32.1	27.5
Unbilled Receivables Related to Securitization	266.8	281.4

AEP Credit’s delinquent customer accounts receivable represent accounts greater than 30 days past due.

Securitized Accounts Receivables – AEP Credit (Applies to Registrant Subsidiaries, except AEPTCo and AEP Texas)

Under this sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit’s financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary’s receivables.  APCo does not have regulatory authority to sell its West Virginia accounts receivable.  The costs of customer accounts receivable sold are reported in Other Operation expense on the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries manage and service their customer accounts receivable, which are sold to AEP Credit. AEP Credit securitizes the eligible receivables for the operating companies and retains the remainder.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement were:

	December 31,
Company	2019	2018
	(in millions)
APCo	$120.9	$133.3
I&M	141.8	152.9
OPCo	330.3	395.2
PSO	101.1	109.7
SWEPCo	125.2	150.3

The fees paid to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2019	2018	2017
	(in millions)
APCo	$7.4	$7.0	$5.6
I&M	11.1	9.2	6.7
OPCo	27.1	26.3	21.7
PSO	7.8	7.9	7.0
SWEPCo	10.2	8.9	7.2

The proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2019	2018	2017
	(in millions)
APCo	$1,310.3	$1,421.0	$1,372.8
I&M	1,824.2	1,843.0	1,612.9
OPCo	2,293.6	2,674.5	2,339.0
PSO	1,442.5	1,484.6	1,337.0
SWEPCo	1,618.5	1,736.1	1,563.4